Inventories, Net - Schedule of Movement of Inventory Valuation Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Schedule of Movement of Inventory Valuation Allowance [Abstract]
Balance at the beginning of the period	$ 95,003	$ 93,037
Addition	7,262	7,570
Write-offs	(2,566)	(2,675)
Foreign currency translation adjustment	(14,374)	(2,929)
Balance at the end of the period	$ 85,325	$ 95,003